5. Marketable securities (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
FUNCINE [member]
Disclosure of financial assets [line items]
Average yield rate	0.34%	9.18%
Investment	R$ 7,061	R$ 3,849
FICs [Member]
Disclosure of financial assets [line items]
Average yield rate	112.72%	99.67%
Fundo Soberano [Member]
Disclosure of financial assets [line items]
Average yield rate	87.71%	97.62%